Segment Information	12 Months Ended
Dec. 31, 2021
Segment Reporting Information, Additional Information [Abstract]
Segment Information	Segment Information
We operate as one operating segment in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 280, Segment Reporting. We have a common basis of organization and our products and services are offered globally. Considering our continued restructuring and streamlining of the growing organization, our chief operating decision maker (CODM) continues to make decisions with regards to business operations and resource allocation based on evaluations of QIAGEN as a whole. Accordingly, we operate and make decisions as one business segment. Product category and geographic information follows below.
Product Category Information
Net sales for the product categories are attributed based on those revenues related to sample and assay products and similarly related revenues including bioinformatics solutions, and revenues derived from instrumentation sales. Refer to Note 4 "Revenue" for disaggregation of revenue based on product categories, product type and customer class.
Geographical Information
Net sales are attributed to countries based on the location of the customer. QIAGEN operates manufacturing facilities in Germany, China, and the United States that supply products to customers as well as QIAGEN subsidiaries in other countries. The intersegment portions of such net sales are excluded to derive consolidated net sales. No single customer represents more than ten percent of consolidated net sales. Our country of domicile is the Netherlands, which reported net sales of $28.3 million, $17.8 million and $15.8 million for the years ended 2021, 2020 and 2019, respectively, and these amounts are included in the line item Europe, Middle East and Africa as shown in the table below.

Net sales (in thousands)	2021	2020	2019
Americas:
United States	$909,690	$728,577	$663,869
Other Americas	97,686	96,880	58,121
Total Americas	1,007,376	825,457	721,990
Europe, Middle East and Africa	814,417	682,289	487,476
Asia Pacific, Japan and Rest of World	429,864	362,600	316,958
Total	$2,251,657	$1,870,346	$1,526,424
Long-lived assets include property, plant and equipment. The Netherlands, which is included in the balances for Europe, reported long-lived assets of $1.1 million and $1.5 million as of December 31, 2021 and 2020, respectively.

Long-lived assets (in thousands)	2021	2020
Americas:
United States	$158,949	$154,843
Other Americas	2,805	2,436
Total Americas	161,754	157,279
Europe, Middle East and Africa:
Germany	373,609	304,571
Other Europe, Middle East and Africa	78,608	71,444
Total Europe, Middle East and Africa	452,217	376,015
Asia Pacific and Japan	24,212	26,078
Total	$638,183	$559,372